AB Active ETFs, Inc.

AB Corporate Bond ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.6%
Industrial – 50.8%
Basic – 0.8%
Dow Chemical Co. (The) 4.80%, 01/15/2031	$27	$26,942
5.35%, 03/15/2035	27	26,828
5.65%, 03/15/2036	27	27,037
LYB International Finance III LLC 6.15%, 05/15/2035	7	7,273
Nutrien Ltd. 4.90%, 03/27/2028	130	132,326

		220,406

Capital Goods – 4.1%
3M Co. 2.875%, 10/15/2027	136	134,154
3.375%, 03/01/2029	133	130,994
4.00%, 09/14/2048	43	34,541
CNH Industrial Capital LLC 4.75%, 03/21/2028	20	20,268
CRH America Finance, Inc. 4.40%, 02/09/2031	134	134,951
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 09/15/2030	29	26,235
Northrop Grumman Corp. 3.25%, 01/15/2028	135	133,664
4.40%, 05/01/2030	132	133,898
Parker-Hannifin Corp. 3.25%, 06/14/2029	24	23,524
4.25%, 09/15/2027	132	132,825
4.50%, 09/15/2029	131	133,363
Regal Rexnord Corp. 6.05%, 04/15/2028	34	35,256
RTX Corp. 3.125%, 05/04/2027	29	28,775

		1,102,448

Communications - Media – 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484%, 10/23/2045	128	121,749
Cox Communications, Inc. 5.80%, 12/15/2053(a)	78	68,011
5.95%, 09/01/2054(a)	145	129,173
Meta Platforms, Inc. 4.65%, 08/15/2062	74	60,030
5.625%, 11/15/2055	138	135,079
5.75%, 05/15/2063	36	34,991
5.75%, 11/15/2065	137	133,368
Paramount Global 4.375%, 03/15/2043	87	54,568
4.95%, 01/15/2031	113	105,691
4.95%, 05/19/2050	135	85,274

		927,934

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.2%
AT&T, Inc. 5.70%, 11/01/2054	$27	$26,200
6.05%, 08/15/2056	26	26,458

		52,658

Consumer Cyclical - Automotive – 1.7%
American Honda Finance Corp. 5.15%, 07/09/2032	28	29,050
Series G 4.45%, 10/22/2027	25	25,236
4.50%, 09/04/2030	27	27,317
Cummins, Inc. 5.15%, 02/20/2034	128	133,624
5.45%, 02/20/2054	132	131,726
General Motors Co. 6.60%, 04/01/2036	72	78,996
Hyundai Capital America 4.25%, 09/18/2028(a)	27	27,118

		453,067

Consumer Cyclical - Other – 1.2%
JH North America Holdings, Inc. 6.125%, 07/31/2032(a)	59	60,496
Las Vegas Sands Corp. 3.90%, 08/08/2029	131	128,242
5.625%, 06/15/2028	20	20,485
5.90%, 06/01/2027	130	132,232

		341,455

Consumer Cyclical - Retailers – 2.0%
Genuine Parts Co. 4.95%, 08/15/2029	131	132,691
Home Depot, Inc. (The) 5.875%, 12/16/2036	122	133,273
Lowe’s Cos., Inc. 1.30%, 04/15/2028	143	135,578
Tapestry, Inc. 5.50%, 03/11/2035	128	132,707

		534,249

Consumer Non-Cyclical – 14.6%
AbbVie, Inc. 5.50%, 03/15/2064	109	107,289
Altria Group, Inc. 3.875%, 09/16/2046	23	17,720
5.25%, 08/06/2035	27	27,662
5.95%, 02/14/2049	108	109,303
Amgen, Inc. 5.15%, 03/02/2028	130	133,123
Archer-Daniels-Midland Co. 3.25%, 03/27/2030	138	134,263
BAT Capital Corp. 5.282%, 04/02/2050	115	105,486
6.25%, 08/15/2055	25	25,971
7.079%, 08/02/2043	103	117,143

	Principal Amount (000)	U.S. $ Value

Bristol-Myers Squibb Co. 4.55%, 02/20/2048	$151	$132,196
5.55%, 02/22/2054	132	130,927
Cardinal Health, Inc. 3.41%, 06/15/2027	133	132,161
4.50%, 09/15/2030	27	27,375
5.125%, 02/15/2029	51	52,600
5.35%, 11/15/2034	25	25,982
Cargill, Inc. 4.125%, 10/23/2030(a)	27	27,081
Cencora, Inc. 3.45%, 12/15/2027	134	132,994
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 5.60%, 01/15/2031(a)	27	27,164
CVS Health Corp. 6.20%, 09/15/2055	26	26,660
Eli Lilly & Co. 4.90%, 10/15/2035	26	26,627
4.95%, 02/27/2063	146	132,612
5.20%, 08/14/2064	41	38,637
5.55%, 10/15/2055	26	26,413
5.60%, 02/12/2065	134	135,195
5.65%, 10/15/2065	26	26,307
Gilead Sciences, Inc. 5.50%, 11/15/2054	134	133,504
5.55%, 10/15/2053	92	92,539
5.60%, 11/15/2064	29	29,056
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	78	74,662
4.60%, 05/15/2030	26	26,254
5.05%, 03/15/2029	74	75,846
Series 31* 2.25%, 03/15/2031	150	135,366
Kimberly-Clark Corp. 3.10%, 03/26/2030	84	81,428
Mars, Inc. 5.65%, 05/01/2045(a)	131	134,068
Merck & Co., Inc. 5.00%, 05/17/2053	90	83,663
5.15%, 05/17/2063	145	134,736
5.70%, 09/15/2055	131	133,612
5.70%, 12/04/2065	50	50,209
Novartis Capital Corp. 4.10%, 11/05/2030	133	133,819
4.30%, 11/05/2032	60	60,471
Philip Morris International, Inc. 2.10%, 05/01/2030	96	88,822
Reynolds American, Inc. 5.85%, 08/15/2045	134	133,948
Royalty Pharma PLC 1.75%, 09/02/2027	139	134,516
Sysco Corp. 5.10%, 09/23/2030	24	24,910
5.95%, 04/01/2030	126	134,069
Viatris, Inc. 3.85%, 06/22/2040	60	47,252
4.00%, 06/22/2050	195	133,444

		3,955,085

	Principal Amount (000)	U.S. $ Value

Energy – 6.3%
Energy Transfer LP 6.20%, 04/01/2055	$25	$25,021
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	122	122,306
MPLX LP 6.20%, 09/15/2055	26	26,406
ONEOK, Inc. 6.625%, 09/01/2053	96	101,778
Phillips 66 5.875%, 05/01/2042	131	134,724
Santos Finance Ltd. 5.75%, 11/13/2035(a)	131	133,895
Shell Finance US, Inc. 5.50%, 03/25/2040(a)	128	133,389
6.375%, 12/15/2038(a)	118	133,817
Suncor Energy, Inc. 6.85%, 06/01/2039	119	133,889
Targa Resources Corp. 4.35%, 01/15/2029	134	135,010
5.40%, 07/30/2036	63	64,161
6.50%, 02/15/2053	124	131,538
Williams Cos., Inc. (The) 5.65%, 03/15/2033	125	132,220
Woodside Finance Ltd. 5.10%, 09/12/2034	134	134,513
5.40%, 05/19/2030	130	134,874
6.00%, 05/19/2035	20	21,178

		1,698,719

Other Industrial – 0.5%
LKQ Corp. 5.75%, 06/15/2028	130	133,523

Services – 3.6%
Amazon.com, Inc. 3.25%, 05/12/2061	124	79,754
4.10%, 04/13/2062	172	132,352
4.25%, 08/22/2057	164	132,238
5.55%, 11/20/2065	133	130,086
Quanta Services, Inc. 4.30%, 08/09/2028	27	27,214
RELX Capital, Inc. 4.00%, 03/18/2029	133	132,876
4.75%, 03/27/2030	27	27,549
S&P Global, Inc. 2.45%, 03/01/2027	136	134,125
2.70%, 03/01/2029	36	34,800
4.25%, 05/01/2029	133	134,152

		965,146

	Principal Amount (000)	U.S. $ Value

Technology – 11.0%
Alphabet, Inc. 5.25%, 05/15/2055	$106	$102,802
5.30%, 05/15/2065	139	131,680
5.70%, 11/15/2075	133	132,917
Amphenol Corp. 3.80%, 11/15/2027	27	27,026
4.40%, 02/15/2033	27	27,062
4.625%, 02/15/2036	27	26,821
Apple, Inc. 2.55%, 08/20/2060	235	132,140
2.85%, 08/05/2061	220	132,271
Applied Materials, Inc. 1.75%, 06/01/2030	144	131,334
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	149	135,065
2.90%, 12/01/2029	142	134,451
Cisco Systems, Inc. 5.30%, 02/26/2054	136	132,340
5.35%, 02/26/2064	139	132,978
Gartner, Inc. 3.625%, 06/15/2029(a)	69	65,489
4.50%, 07/01/2028(a)	136	134,039
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027	132	132,777
Honeywell International, Inc. 1.10%, 03/01/2027	139	135,371
2.70%, 08/15/2029	54	52,000
4.25%, 01/15/2029	31	31,366
5.25%, 03/01/2054	118	113,548
Intel Corp. 3.75%, 03/25/2027	10	9,981
Lam Research Corp. 1.90%, 06/15/2030	147	134,937
4.00%, 03/15/2029	133	133,589
NVIDIA Corp. 2.85%, 04/01/2030	61	58,675
Oracle Corp. 2.30%, 03/25/2028	99	94,906
2.80%, 04/01/2027	58	57,120
3.25%, 11/15/2027	101	99,211
3.95%, 03/25/2051	154	101,765
4.45%, 09/26/2030	27	26,464
4.80%, 08/03/2028	24	24,263
4.80%, 09/26/2032	27	26,392
5.20%, 09/26/2035	19	18,362
5.875%, 09/26/2045	27	24,414
5.95%, 09/26/2055	27	23,742
6.00%, 08/03/2055	24	21,109
6.10%, 09/26/2065	27	23,384
6.125%, 08/03/2065	24	20,762
Texas Instruments, Inc. 5.05%, 05/18/2063	24	21,945

		2,964,498

	Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	$120	$121,119
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 04/15/2029	105	107,355

		228,474

Transportation - Services – 0.6%
Element Fleet Management Corp. 5.037%, 03/25/2030(a)	27	27,702
XPO, Inc. 6.25%, 06/01/2028(a)	131	133,422

		161,124

		13,738,786

Financial Institutions – 38.4%
Banking – 21.3%
Ally Financial, Inc. 5.737%, 05/15/2029	20	20,540
8.00%, 11/01/2031	117	132,749
American Express Co. 4.351%, 07/20/2029	26	26,232
4.731%, 04/25/2029	26	26,422
4.804%, 10/24/2036	27	26,745
4.918%, 07/20/2033	26	26,588
5.085%, 01/30/2031	25	25,835
5.098%, 02/16/2028	130	131,347
5.667%, 04/25/2036	117	123,830
Bank of America Corp. 3.419%, 12/20/2028	84	83,143
3.705%, 04/24/2028	45	44,851
4.376%, 04/27/2028	35	35,153
5.468%, 01/23/2035	126	132,052
5.518%, 10/25/2035	25	25,672
5.744%, 02/12/2036	94	98,224
5.872%, 09/15/2034	58	62,225
Series G 3.593%, 07/21/2028	124	123,276
Bank of Montreal 4.062%, 09/22/2028	27	27,063
4.35%, 09/22/2031	27	27,172
Bank of Nova Scotia (The) 4.043%, 09/15/2028	27	27,029
4.338%, 09/15/2031	27	27,076
5.13%, 02/14/2031	130	134,637
Canadian Imperial Bank of Commerce 5.245%, 01/13/2031	25	25,942
Capital One Financial Corp. 2.359%, 07/29/2032	149	131,309
5.197%, 09/11/2036	56	55,865
6.183%, 01/30/2036	61	63,442
7.964%, 11/02/2034	111	130,628
Citigroup, Inc. 3.668%, 07/24/2028	61	60,705
4.503%, 09/11/2031	26	26,206
4.658%, 05/24/2028	22	22,158
5.333%, 03/27/2036	27	27,817

	Principal Amount (000)	U.S. $ Value

5.827%, 02/13/2035	$127	$132,245
6.02%, 01/24/2036	24	25,185
6.174%, 05/25/2034	124	132,376
Series VAR 3.07%, 02/24/2028	134	132,710
Citizens Financial Group, Inc. 5.253%, 03/05/2031	16	16,500
5.718%, 07/23/2032	25	26,337
Goldman Sachs Group, Inc. (The) 2.64%, 02/24/2028	135	133,199
3.615%, 03/15/2028	134	133,354
3.814%, 04/23/2029	134	133,219
4.153%, 10/21/2029	27	27,012
4.223%, 05/01/2029	65	65,162
4.369%, 10/21/2031	27	27,000
4.937%, 04/23/2028	28	28,268
4.939%, 10/21/2036	27	26,880
5.049%, 07/23/2030	25	25,640
5.218%, 04/23/2031	26	26,920
5.33%, 07/23/2035	25	25,747
5.536%, 01/28/2036	24	25,108
5.727%, 04/25/2030	13	13,581
5.851%, 04/25/2035	18	19,204
6.484%, 10/24/2029	12	12,704
JPMorgan Chase & Co. 2.947%, 02/24/2028	91	90,088
2.956%, 05/13/2031	136	129,301
3.54%, 05/01/2028	134	133,199
4.323%, 04/26/2028	133	133,463
5.14%, 01/24/2031	24	24,902
5.571%, 04/22/2028	24	24,414
M&T Bank Corp. 5.179%, 07/08/2031	26	26,848
Morgan Stanley 4.21%, 04/20/2028	96	96,180
5.164%, 04/20/2029	130	132,920
5.173%, 01/16/2030	25	25,692
5.192%, 04/17/2031	26	26,923
5.23%, 01/15/2031	24	24,848
5.449%, 07/20/2029	116	119,613
5.831%, 04/19/2035	109	116,390
Series G 2.699%, 01/22/2031	76	71,861
3.772%, 01/24/2029	123	122,497
Series I 4.133%, 10/18/2029	16	16,023
4.356%, 10/22/2031	27	27,033
4.892%, 10/22/2036	20	19,896
PNC Financial Services Group, Inc. (The) 5.373%, 07/21/2036	27	27,967
5.575%, 01/29/2036	6	6,320
5.676%, 01/22/2035	116	122,998
6.875%, 10/20/2034	117	132,815
Royal Bank of Canada 4.498%, 08/06/2029	27	27,328
4.696%, 08/06/2031	16	16,345
Series G 4.715%, 03/27/2028	131	132,167
5.153%, 02/04/2031	24	24,881

	Principal Amount (000)	U.S. $ Value

Santander Holdings USA, Inc. 6.174%, 01/09/2030	$126	$131,502
State Street Corp. 3.031%, 11/01/2034	140	133,708
Synchrony Financial 2.875%, 10/28/2031	150	134,607
5.935%, 08/02/2030	55	57,077
US Bancorp 4.967%, 07/22/2033	131	133,313
Wells Fargo & Co. 3.526%, 03/24/2028	134	133,287
4.078%, 09/15/2029	27	27,007
4.97%, 04/23/2029	26	26,504

		5,750,201

Brokerage – 1.8%
Apollo Global Management, Inc. 5.80%, 05/21/2054	133	126,374
Blue Owl Finance LLC 6.25%, 04/18/2034	126	125,930
Jefferies Financial Group, Inc. 6.20%, 04/14/2034	99	103,667
Raymond James Financial, Inc. 5.65%, 09/11/2055	133	129,793

		485,764

Finance – 7.1%
Apollo Debt Solutions BDC 6.90%, 04/13/2029	93	96,683
Ares Capital Corp. 5.10%, 01/15/2031	27	26,348
5.50%, 09/01/2030	26	25,723
5.875%, 03/01/2029	104	105,912
5.95%, 07/15/2029	128	130,790
Ares Strategic Income Fund 4.85%, 01/15/2029(a)	27	26,549
5.15%, 01/15/2031(a)	27	26,171
5.70%, 03/15/2028	25	25,181
Barings BDC, Inc. 5.20%, 09/15/2028	27	26,713
Blackstone Private Credit Fund 5.95%, 07/16/2029	129	130,062
Blackstone Secured Lending Fund 5.125%, 01/31/2031	27	26,175
Blue Owl Capital Corp. 5.95%, 03/15/2029	129	128,481
6.20%, 07/15/2030	23	22,930
Blue Owl Credit Income Corp. 5.80%, 03/15/2030	133	130,417
6.60%, 09/15/2029	87	87,894
Brookfield Finance, Inc. 5.33%, 01/15/2036	27	26,931
5.813%, 03/03/2055	27	26,336
Carlyle Secured Lending, Inc. 5.75%, 02/15/2031	27	26,097
Franklin BSP Capital Corp. 6.00%, 10/02/2030(a)	27	26,247

	Principal Amount (000)	U.S. $ Value

FS KKR Capital Corp. 3.125%, 10/12/2028	$144	$131,150
6.125%, 01/15/2030	25	23,962
6.875%, 08/15/2029	24	23,691
Golub Capital Private Credit Fund 5.875%, 05/01/2030	23	23,001
HA Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034	128	132,282
6.75%, 07/15/2035	26	27,306
HPS Corporate Lending Fund 4.90%, 09/11/2028(a)	26	25,682
5.30%, 06/05/2027(a)	26	26,101
5.45%, 11/15/2030(a)	26	25,599
5.85%, 06/05/2030(a)	26	26,019
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)	27	26,714
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	26	25,604
Oaktree Strategic Credit Fund 6.19%, 07/15/2030(a)	132	131,203
Sixth Street Lending Partners 6.125%, 07/15/2030	131	132,679
6.50%, 03/11/2029	10	10,329

		1,912,962

Financial Services – 0.7%
Omnis Funding Trust 6.722%, 05/15/2055(a)	138	143,799
Sammons Financial Group Global Funding 4.95%, 06/12/2030(a)	26	26,507
5.05%, 01/10/2028(a)	25	25,419

		195,725

Insurance – 5.9%
Athene Holding Ltd. 6.25%, 04/01/2054	129	120,375
6.625%, 05/19/2055	8	7,827
Brighthouse Financial, Inc. 4.70%, 06/22/2047	36	25,062
Centene Corp. 2.625%, 08/01/2031	15	13,008
3.00%, 10/15/2030	148	133,360
3.375%, 02/15/2030	143	132,677
4.625%, 12/15/2029	42	40,972
CNO Global Funding 5.875%, 06/04/2027(a)	24	24,470
Health Care Service Corp. A Mutual Legal Reserve Co. 2.20%, 06/01/2030(a)	147	135,228
Humana, Inc. 3.70%, 03/23/2029	136	133,604
Jackson National Life Global Funding 4.55%, 09/09/2030(a)	27	27,090
Manulife Financial Corp. 4.986%, 12/11/2035	134	134,369

	Principal Amount (000)	U.S. $ Value

MetLife, Inc. 6.40%, 12/15/2066	$128	$134,117
9.25%, 04/08/2068(a)	102	121,908
Prudential Financial, Inc. 4.50%, 09/15/2047	134	132,184
5.70%, 09/15/2048	130	131,317
SBL Holdings, Inc. 7.20%, 10/30/2034(a)	134	122,810
Unum Group 6.00%, 06/15/2054	25	24,394

		1,594,772

REITs – 1.6%
CBRE Services, Inc. 4.80%, 06/15/2030	26	26,503
5.50%, 04/01/2029	118	122,550
5.95%, 08/15/2034	125	133,624
Store Capital LLC 5.40%, 04/30/2030	26	26,712
WEA Finance LLC 3.50%, 06/15/2029(a)	131	127,713

		437,102

		10,376,526

Utility – 7.4%
Electric – 7.2%
Eversource Energy 5.45%, 03/01/2028	128	131,369
5.95%, 02/01/2029	127	133,236
ITC Holdings Corp. 4.95%, 09/22/2027(a)	131	132,581
Jersey Central Power & Light Co. 4.15%, 01/15/2029(a)	27	27,062
4.40%, 01/15/2031(a)	27	27,155
NextEra Energy Capital Holdings, Inc. 4.85%, 02/04/2028	132	134,413
5.65%, 05/01/2079	123	124,510
5.90%, 03/15/2055	89	90,437
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	27	27,434
5.996%, 07/03/2055(a)	132	134,812
Pacific Gas & Electric Co. 3.75%, 07/01/2028	79	78,468
PacifiCorp 2.90%, 06/15/2052	211	126,224
3.30%, 03/15/2051	191	125,598
4.125%, 01/15/2049	171	131,415
San Diego Gas & Electric Co. 5.40%, 04/15/2035	27	28,148
Sempra 3.40%, 02/01/2028	135	133,570
Southern California Edison Co. 5.30%, 03/01/2028	129	131,992
5.45%, 06/01/2031	128	133,880
5.85%, 11/01/2027	70	71,939
Xcel Energy, Inc. 4.75%, 03/21/2028	26	26,400

		1,950,643

	Principal Amount (000)	U.S. $ Value

Other Utility – 0.2%
Boston Gas Co. 3.15%, 08/01/2027(a)	$38	$37,564

		1,988,207

Total Corporates - Investment Grade (cost $25,957,233)		26,103,519

	Shares

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(b) (c) (d) (cost $350,912)	350,912	350,912

Total Investments – 97.9% (cost $26,308,145)(e)		26,454,431
Other assets less liabilities – 2.1%		576,318

Net Assets – 100.0%		$27,030,749

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	50	June 2026	$5,836,719	$30,453
U.S. Long Bond (CBT) Futures	30	June 2026	3,554,063	32,578
U.S. T-Note 5 Yr (CBT) Futures	171	June 2026	18,834,047	102,867

Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	41	June 2026	8,580,211	(15,054)
U.S. T-Note 10 Yr (CBT) Futures	144	June 2026	16,389,000	(70,875)
U.S. Ultra Bond (CBT) Futures	17	June 2026	2,067,094	(18,844)

				$61,125

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $2,837,820 or 10.5% of net assets.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $464,628 and gross unrealized depreciation of investments was $(257,217), resulting in net unrealized appreciation of $207,411.

Glossary:

CBT – Chicago Board of Trade

HFC – Housing Finance Corporation

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Corporate Bond ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$26,103,519	$—	$26,103,519
Short-Term Investments	350,912	—	—	350,912

Total Investments in Securities	350,912	26,103,519	—	26,454,431

Other Financial Instruments(a):
Assets:
Futures	165,898	—	—	165,898
Liabilities:
Futures	(104,773)	—	—	(104,773)

Total	$412,037	$26,103,519	$—	$26,515,556

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$251	$2,706	$2,606	$351	$2